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     INVESTOR REPORT


                                                 Metropolitan Series Fund, Inc.,
                                                        New England Zenith Fund,
                                                 Met Investors Series Trust, and
                                             American Funds Insurance Series(SM)


                                                              Semiannual Reports
                                                                       June 2001


                                   [GRAPHIC]


                                         For use with MetLife Variable Annuities
                                         and MetLife and Metropolitan Tower Life
                                               Variable Life Insurance Contracts




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                                                        [LOGO] MetLife(R)

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                       Important Information about your
                  Traditional IRA, Roth IRA, SEP, SIMPLE IRA
                 and Non-Qualified Preference Plus(R) Account
                   Variable Annuity appears on the last page
                          of this semiannual report.


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Metropolitan Series Fund, Inc.
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LETTER FROM THE PRESIDENT
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JUNE 2001

DEAR INVESTOR:
We are pleased to present the June 30, 2001 semiannual report of the Metropolitan Series Fund, Inc. The report begins with an overview of the U.S. and international economies during the year. Details for each portfolio, including a list of assets, investments, and portfolio characteristics, follow.

SLOWING ECONOMY SPURS MARKET VOLATILITY
Market volatility dominated the investment landscape in the first half of 2001 as concern grew that a slowing U.S. economy and diminishing corporate earnings would tip the economy into a recession. In an effort to re-ignite the economy, the Federal Reserve Board has reduced short-term interest rates six times so far this year, sending the federal funds rate to 3.75%, down from 6.50% at the end of 2000.

In this environment, all major U.S. stock indexes posted negative returns in the first quarter, then quickly rebounded in the second quarter. Despite the turnaround, stocks remained in negative territory for the year-to-date period, with the Standard & Poor's 500 Stock Index (S&P 500) down 6.69%, and the NASDAQ Composite Index down 12.39%. The NASDAQ is a common measure of performance for technology-related and other new economy stocks.

VALUE INVESTING RETURNS TO FAVOR
The best performing U.S. stocks tended to be "value" stocks, especially those from small- and mid-sized companies. Value stocks are considered to be undervalued relative to their long-term potential. In contrast, large-cap stocks and technology stocks were among the worst performers for the first six months.

The U.S. bond markets provided a haven for many investors as interest rates trended lower and prices rose. High quality intermediate-term U.S. Treasury bonds and corporate bonds provided the best returns, while high-yield, lower-quality bonds suffered. The overseas markets were also volatile as a strong U.S. dollar, weakening European economies, and a continued slump in Japan weighed down performance.

DIVERSIFY TO RIDE OUT MARKET VOLATILITY
Currently, U.S. stocks appear to be caught in a tug of war between diminishing corporate profits and declining interest rates. Although business spending is down, both consumer confidence and consumer spending remain high, and could gain support once the tax refund checks begin arriving this summer.

Against this backdrop, it is a good idea to periodically review your investment choices in your variable life insurance and/or variable annuity contracts to make sure they reflect the right amount of risk and reward potential for your goals. A diversified mix that includes different types of stocks and bonds should fare well in times of volatility. In addition, rebalancing your investment choices on a regular basis can prevent you from being exposed to more risk than you originally intended.

NEW TO THE METROPOLITAN SERIES FUND
In May 2001, the Metropolitan Series Fund added two new portfolios: the Janus Growth Portfolio, which invests primarily in large company growth stocks, and the Franklin Templeton Small Cap Growth Portfolio, which invests primarily in small company growth stocks. These portfolios are managed by proven market leaders and give you a wider range of investment manager choices within their respective asset classes.

The Metropolitan Series Fund has also added several share classes to all of its portfolios. The chief difference among the share classes is that they have different 12b-1 fees which are used to cover certain marketing and shareholder expenses. If you have questions about the share class that you own, please see your prospectus or call your financial services representative.

We appreciate the confidence you have placed in us by choosing the Metropolitan Series Fund, Inc.

/s/Christopher P. Nicholas

Christopher P. Nicholas
President and Chief Operating Officer
Metropolitan Series Fund, Inc.
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Semi-Annual Reports dated June 30, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are certain series of New England Zenith Fund, Inc. filed on Form N-30D on September 6, 2001, Accession number 0000927016-01-502810.

Incorporated by reference are all series of Metropolitan Series Fund, Inc. as filed on Form N-30D on September 6, 2001, Accession number 0000950109-01-503370.

Incorporated by reference are certain portfolios of Met Investors Series Trust as filed on Form N-30D on September 5, 2001, Accession number
0000927016-01-502794.

Incorporated by reference are certain series of The American Funds Insurance Series as filed on Form N-30D on September 7, 2001, Accession number 0000729528-01-500009.

In an effort to minimize duplicate mailings to our customers, we are sending one copy of this report to a customer with more than one individual life insurance policy or variable annuity contract with the same address of record. Please note that the portfolio performance information provided in this report does not include withdrawal or surrender charges or Separate Account policy or contract charges (general administrative expenses, mortality and expense risk charges or cost of insurance charges). For information regarding performance for your variable annuity contract or variable life insurance policy, please contact your sales representative. Additional information regarding MetLife products and services is available by calling 1-800-METLIFE or by visiting our Web site at www.metlife.com.

Some funds appearing in this report may not be available under your variable life product.

This report has been prepared for the owners and prospective owners of various insurance policies and annuity contracts issued by Metropolitan Life Insurance Company and Metropolitan Tower Life Insurance Company, a wholly-owned subsidiary of Metropolitan Life, and shareholders of Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Trust, and American Funds Insurance Series. This report is not authorized for distribution to prospective purchasers of any of those policies or contracts unless preceded or accompanied by the current prospectuses for the appropriate contract policy and for Metropolitan Series Fund, Inc., New England Zenith Fund, Met Investors Trust, and American Funds Insurance Series, which contain other important information including applicable fees and charges.

                         If you want more information,
                   please contact your sales representative.
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[LOGO] METLIFE(R)                                       ---------------------

Metropolitan Life Insurance Company                           PRSRT STD
Johnstown Office, 500 Schoolhouse Road                    U.S. Postage Paid
Johnstown, PA 15904-2914                                       METLIFE

                                                        ---------------------
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INVESTOR REPORT

                                                  Metropolitan Series Fund, Inc.

                                                               Semiannual Report
                                                                       June 2001

                                    [GRAPHIC]

                                       For use with MetLife Settlement Plus(SM),
                                                       a Variable Income Annuity



                                                            [LOGO] METLIFE (R)

Semi-Annual Reports dated June 30, 2001 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are all portfolios of the Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on September 6, 2001, Accession number 0000950109-01-503370.

This report has been prepared for income recipients and those persons considering a structured settlement pursuant to which settlement money may be invested in a MetLife Settlement Plus(SM) contract issued by Metropolitan Life Insurance Company and shareholders of Metropolitan Series Fund, Inc. This report may be distributed to prospective purchasers only when preceded or accompanied by the appropriate MetLife Settlement Plus(SM) prospectus and a current performance sheet. Please consult the prospectus for information regarding applicable fees and charges.

        If you would like more information, please call 1-800-638-2704.



                               [LOGO] METLIFE(R)

MSFSemiAnSettlemnt(0801)                               E01088M8R(exp0302)MLIC-LD
Date of First Use: 8/29/01                    1900024403(0801) Printed in U.S.A.